Retirement plans and postretirement benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amounts Recognized In Other Comprehensive Income Retirement Plans

The mark-to-market gain in 2017 was the result of better than expected returns on assets, partially offset by an unfavorable change to the discount rate. The mark-to-market gain in 2016 was the result of better than expected returns on plan assets and favorable changes to the mortality tables, partially offset by unfavorable changes to the discount rate.

Reconciliation Of Pension Plans' Benefit Obligations, Fair Value Of Assets Retirement Plans

	As of December 31, 2017		As of December 31, 2016
	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Changes in Benefit Obligation:
Net Benefit Obligation at beginning of period	$140,230	$18,237	$142,126	$18,271
Service cost	1,305	710	1,325	698
Interest cost	5,352	199	5,744	243
Participant contributions	—	252	—	256
Plan amendments / curtailments	—	—	—	(122)
Foreign currency exchange changes	—	1,069	—	(527)
Actuarial loss (gain)	3,212	63	1,293	(18)
Benefits paid	(10,353)	(123)	(10,258)	(564)

Net benefit obligation at end of period	$139,746	$20,407	$140,230	$18,237

Changes in Plan Assets:
Fair value of plan assets at beginning of period	$100,905	$11,871	$93,897	$11,293
Actual return on plan assets	12,620	415	8,556	378
Foreign currency exchange rate changes	—	545	—	(346)
Employer contributions	6,673	658	8,710	854
Participant contributions	—	252	—	256

Benefits paid	(10,353)	(123)	(10,258)	(564)

Fair value of plan assets at end of period	$109,845	$13,618	$100,905	$11,871

Funded status (underfunded):	$(29,901)	$(6,789)	$(39,325)	$(6,366)

Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$—	$—	$—

Amounts recognized in the statement of financial position:
Non-current assets	$—	$—	$—	$—
Current liabilities	(433)	(146)	(435)	(128)
Non-current liabilities	(29,468)	(6,643)	(38,890)	(6,238)
Net amount recognized	$(29,901)	$(6,789)	$(39,325)	$(6,366)

Fair Asset Values Of Plan Assets

The fair value of the plan assets by category is summarized below (dollars in thousands):

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total

U.S. Plan Assets
Cash and cash equivalents	$2,094	$—	$—	$2,094
Collective trusts	—	107,751	—	107,751

Total	$2,094	$107,751	$—	$109,845
International Plan Assets
Foreign government bonds	$—	$831	$—	$831
Fixed insurance contracts	—	—	12,787	12,787

Total	$—	$831	$12,787	$13,618

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total

U.S. Plan Assets
Cash and cash equivalents	$1,502	$—	$—	$1,502
Collective trusts	—	99,403	—	99,403

Total	$1,502	$99,403	$—	$100,905
International Plan Assets
Foreign government bonds	$—	$729	$—	$729
Fixed insurance contracts	—	—	11,142	11,142

Total	$—	$729	$11,142	$11,871

Fair Value Hierarchy, Assets At Fair Value

The following table presents the changes for those financial instruments classified within Level 3 of the valuation hierarchy for international plan pension assets for the years ended December 31, 2016 and 2017 (dollars in thousands):

Fixed insurance contracts

Balance at December 31, 2015	$10,453
Gain / contributions / currency impact	707
Distributions	(18)

Balance at December 31, 2016	11,142
Gain / contributions / currency impact	1,651
Distributions	(6)

Balance at December 31, 2017	$12,787

Retirement Plan Weighted Average Asset Allocations

	Percentage of plan assets as of December 31, 2017

	US	Foreign

Equity securities and return seeking assets	20%	—%
Fixed income, debt securities, or cash	80%	100%

Total	100%	100%

Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets

	2017		2016

	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Accumulated benefit obligation	$139,746	$18,843	$140,230	$16,057
Fair value of plan assets	109,845	13,618	100,905	11,142

Pension Plans With Projected Benefit Obligation In Excess Of Plan Assets

	2017		2016

	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Projected benefit obligation	$139,746	$20,407	$140,230	$17,415
Fair value of plan assets	109,845	13,618	100,905	11,142

Projected Future Pension Plan Cash Flow By Year

	U.S.	Foreign

	(Dollars in thousands)
Expected contributions in 2018:
Expected employer contributions	$4,542	$558
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2018	9,086	864
2019	9,053	751
2020	9,083	743
2021	9,116	778
2022	9,103	771
2023 - 2027	44,783	6,285

Fair Value Of Assets Of, And The Funded Status Of, Postretirement Plans

	As of December 31, 2017		As of December 31, 2016
Postretirement benefits	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Changes in Benefit Obligation:
Net benefit obligation at beginning of period	$10,175	$10,700	$10,859	$11,296
Service cost	—	2	—	4
Interest cost	333	653	360	764
Foreign currency exchange rates	—	931	—	709
Actuarial loss (gain)	(1,257)	742	(191)	(225)
Gross benefits paid	(790)	(856)	(853)	(855)
Plan amendment	—	—	—	(993)
Net benefit obligation at end of period	$8,461	$12,172	$10,175	$10,700

Changes in Plan Assets:
Fair value of plan assets at beginning of period	$—	$—	$—	$—
Employer contributions	790	856	853	855
Gross benefits paid	(790)	(856)	(853)	(855)

Fair value of plan assets at end of period	$—	$—	$—	$—

Funded status:	$(8,461)	$(12,172)	$(10,175)	$(10,700)

Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$—	$—	$—

Amounts recognized in the statement of financial position:
Current liabilities	$(855)	$(912)	$(1,134)	$(738)
Non-current liabilities	(7,606)	(11,260)	(9,041)	(9,962)

Net amount recognized	$(8,461)	$(12,172)	$(10,175)	$(10,700)

Assumptions Used To Determine Net Pension Costs And Projected Benefit Obligations

	As of December 31,

	2017	2016

Pension Benefit Obligations Key Assumptions
Weighted average assumptions to determine benefit obligations:
Discount rate	3.20%	3.61%
Rate of compensation increase	1.57%	1.57%
Pension Cost Key Assumptions
Weighted average assumptions to determine net cost:
Discount rate	3.61%	3.86%
Expected return on plan assets	4.95%	4.97%
Rate of compensation increase	1.57%	1.84%

Postretirement benefit obligations

	2017	2016

Weighted average assumptions to determine benefit obligations:
Discount rate	5.07%	4.80%
Health care cost trend on covered charges:
Initial	6.86%	6.80%
Ultimate	6.23%	5.96%
Years to ultimate	8	8

Postretirement benefit costs

	2017	2016

Weighted average assumptions to determine net cost:
Discount rate	4.80%	5.10%
Health care cost trend on covered charges:
Initial	6.80%	6.67%
Ultimate	5.96%	6.48%
Years to ultimate	7	1

One-Percentage Point Change In Assumed Health Care Cost Trend Rates

A one-percentage point change in assumed health care cost trend rates would have the following effects at December 31, 2017:

	One percentage point increase		One percentage point decrease
	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Effect on total service cost and interest cost components	$2	$60	$(2)	$(50)
Effect on benefit obligations	$28	$639	$(27)	$(546)

Projected Future Postretirement Cash Flow By Year

	U.S.	Foreign

	(Dollars in thousands)
Expected contributions in 2018:
Expected employer contributions	$855	$912
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2018	855	912
2019	800	907
2020	740	909
2021	678	900
2022	622	885
2020 - 2024	2,415	4,518

Pension Costs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Benefit Plans

The components of our consolidated net pension costs are set forth in the following table:

	For the six months ended June 30,

	2018	2017

(Dollars in thousands)
Service cost	$996	$992
Interest cost	2,482	2,769
Expected return on plan assets	(3,004)	(2,777)

Net cost	$474	$984

	Successor
	2017		2016		For the period August 15 through December 31, 2015
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

			(Dollars in thousands)
Service cost	$1,305	$710	$1,325	$698	$386	$281
Interest cost	5,352	199	5,744	243	2,200	94
Expected return on assets	(5,268)	(299)	(4,940)	(298)	(1,885)	(59)
Curtailment gain	—	—	—	—	—	(675)
Mark-to-market loss (gain)	(4,140)	(53)	(2,322)	(220)	716	1,843

Pension costs	$(2,751)	$557	$(193)	$423	$1,417	$1,484

	Predecessor
	For the period January 1 through August 14, 2015
	U.S.	Foreign

Service cost	$151	$98
Interest cost	854	554
Amortization of prior service cost	—	(12)

Pension costs	$1,005	$640

Postretirement Costs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Benefit Plans

The components of our consolidated net postretirement costs are set forth in the following table:

For the six months ended June 30,

	2018	2017

(Dollars in thousands)
Service cost	$—	$1
Interest cost	502	483

Net cost	$502	$484

	Successor

					For the period August 15 through
	2017		2016		December 31, 2015

	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Service cost	$—	$2	$—	$4	—	$5
Interest cost	333	653	360	764	142	289
Plan amendment / curtailment	—	—	—	(993)	—	—
Mark-to-market (gain) loss	(1,257)	742	(191)	(225)	(100)	(621)

Post-employment benefits cost (benefit)	$(924)	$1,397	$169	$(450)	$42	$(327)

	Successor

	For the period January 1 through August 14, 2015

	U.S.	Foreign

	(Dollars in thousands)
Service cost	$—	$9
Interest cost	223	433
Plan amendment / curtailment	—	—
Mark-to-market (gain) loss	—	—

Post-employment benefits cost (benefit)	$223	$442